Investments in Affiliates (Schedule of Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																					3 Months Ended	12 Months Ended													12 Months Ended				3 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Advanced Engineered Materials [Member]	Dec. 31, 2011 Advanced Engineered Materials [Member]	Dec. 31, 2010 Advanced Engineered Materials [Member]	Dec. 31, 2012 Other Activities [Member]	Dec. 31, 2011 Other Activities [Member]	Dec. 31, 2010 Other Activities [Member]	Dec. 31, 2012 Consumer Specialties [Member]	Dec. 31, 2011 Consumer Specialties [Member]	Dec. 31, 2010 Consumer Specialties [Member]	Dec. 31, 2012 National Methonal Company (Ibn Sina) [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 National Methonal Company (Ibn Sina) [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 National Methonal Company (Ibn Sina) [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Fortron Industries LLC [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 Fortron Industries LLC [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 Fortron Industries LLC [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Korea Engineering Plastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 Korea Engineering Plastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 Korea Engineering Plastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Mar. 31, 2012 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]		Dec. 31, 2011 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]		Dec. 31, 2010 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]		Dec. 31, 2012 Una SA [Member] Advanced Engineered Materials [Member]		Dec. 31, 2011 Una SA [Member] Advanced Engineered Materials [Member]		Dec. 31, 2010 Una SA [Member] Advanced Engineered Materials [Member]		Dec. 31, 2012 InfraServ GmbH & Co. Gendorf KG [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Gendorf KG [Member] Other Activities [Member]	Dec. 31, 2011 InfraServ GmbH & Co. Gendorf KG [Member] Other Activities [Member]	Dec. 31, 2010 InfraServ GmbH & Co. Gendorf KG [Member] Other Activities [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Hoechst KG [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2012 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2011 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2010 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2012 InfraServ GmbH & Co. Knapsack KG [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Knapsack KG [Member] Other Activities [Member]	Dec. 31, 2011 InfraServ GmbH & Co. Knapsack KG [Member] Other Activities [Member]	Dec. 31, 2010 InfraServ GmbH & Co. Knapsack KG [Member] Other Activities [Member]	Dec. 31, 2012 Sherbrooke Capital Health and Wellness, L.P. [Member] Consumer Specialties [Member]		Dec. 31, 2011 Sherbrooke Capital Health and Wellness, L.P. [Member] Consumer Specialties [Member]		Dec. 31, 2010 Sherbrooke Capital Health and Wellness, L.P. [Member] Consumer Specialties [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage													25.00%	25.00%		50.00%	50.00%		50.00%	50.00%			45.00%	[1]	45.00%	[1]			0.00%	[2]	0.00%	[2]			39.00%	39.00%	39.00%		32.00%	32.00%	[3]	32.00%	[3]	32.00%	[3]			27.00%	27.00%	27.00%		10.00%	[4]	10.00%	[4]
Carrying value	$ 644	$ 677											$ 55	$ 54		$ 92	$ 87		$ 153	$ 150			$ 138	[1]	$ 202	[1]			$ 0	[2]	$ 0	[2]				$ 36	$ 33			$ 143	[3]	$ 143	[3]	$ 125	[3]				$ 22	$ 21		$ 5	[4]	$ 5	[4]
Share of earnings (loss)	242	192	168	190	161	144	35	24	17	6	2	2	130	112	81	9	7	5	19	23	20		32	[1]	19	[1]	37	[1]	0	[2]	0	[2]	1	[2]		9	10	4		22		38	[3]	16	[3]	16	[3]		5	5	4	0	[4]	0	[4]	0	[4]
Share of earnings (loss), additional information																																								InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.
Dividends and other distributions	$ (262)	$ (205)	$ (138)										$ (126)	$ (111)	$ (84)	$ (3)	$ 0	$ 0	$ (23)	$ (22)	$ (20)	$ (72)	$ (81)	[1]	$ (45)	[1]	$ (10)	[1]	$ 0	[2]	$ (3)	[2]	$ 0	[2]		$ (7)	$ (3)	$ (2)				$ (18)	[3]	$ (16)	[3]	$ (18)	[3]		$ (4)	$ (5)	$ (4)	$ 0	[4]	$ 0	[4]	$ 0	[4]

[1]	During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.
[2]	The Company divested this investment in March 2011.
[3]	InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.
[4]	The Company accounts for its ownership interest in Sherbrooke Capital Health and Wellness, L.P. under the equity method of accounting because the Company is able to exercise significant influence.